Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Valkyrie ETF Trust II
Entity Central Index Key	0001877493
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
CoinShares Bitcoin and Ether ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Bitcoin and Ether ETF
Class Name	CoinShares Bitcoin and Ether ETF
Trading Symbol	BTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CoinShares Bitcoin and Ether ETF (the “Fund”) for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoinShares Bitcoin and Ether ETF	$160	1.24%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Fund saw positive performance with a 58.79% return based on NAV. The Fund seeks investment results, before fees and expenses, that correspond to the performance of an equal-weight basket of Bitcoin and Eether. The Fund invests in CME futures contracts that should produce daily returns consistent with the Fund’s investment objective.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was primarily driven by the total return of the CME futures contracts held by the Fund, including the performance of the reference assets of those futures contracts, expenses, transaction costs, and other miscellaneous factors.
During the 12-month period ended September 30, 2025, the newly elected U.S. administration immediately promoted digital asset expansion, innovation, and adoption which enabled broader growth and development in more diversified products and services. The GENIUS Act passed in the summer of 2025 established the first regulatory framework for stablecoins specifically defining requirements for reserves, audits, and reporting. This provided regulatory clarity and legitimacy, as well as consumer protection and market stability, that would encourage institutional investment and participation.
POSITIONING
The Fund has maintained its strategy to gain exposure to the price movements of both Bitcoin and Ether using front-month CME Bitcoin and Ether futures contracts with an approximate equal weighting and monthly rebalancing to ensure alignment with its notional value targets.
PERFORMANCE
BTF performed well throughout the fourth quarter of 2024 following the momentum created by the anticipated pro-crypto regulation proposals from the incoming US administration that drove prices of Bitcoin and Ether higher.
Macroeconomic uncertainty and overall market risk-off sentiment due to possible tariff and trade restrictions caused prices in digital assets, as well as the broader stock market, to decline during the first four months of 2025. However, as the reality of the implementation of tariffs was discovered to be slower than expected, Bitcoin and Ether reacted positively, climbing to historical highs seen during the summer months then finally settling in range by September.
With the passing of the GENIUS Act over the summer, and Ether seen as the front-runner for implementation and operation of stablecoins with Tether’s USDT, the largest stablecoin, and Circle Group (CRCL) and Coinbase’s (COIN) USDC, the second-largest stablecoin already using the blockchain, Ether performance rose about 60% from about $2,500 to about $4,000 during the third quarter alone. The utility and architecture of the blockchain, as well as the designed security and speed, provides the necessary foundation for the growth seen in stablecoins.
Key factors affecting the Fund’s performance included the total return of the derivatives held by the Fund, the performance of the reference assets linked to those derivatives, financing rates paid or earned, the types of derivative contracts used, and their correlation to the Fund’s Index. Additionally, expenses, transaction costs, the volatility of the digital asset market (and its impact on compounding), and other miscellaneous factors played a role in shaping performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/21/2021)
CoinShares Bitcoin and Ether ETF NAV	58.79	5.46
S&P 500 TR	17.60	11.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 15, 2025
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/btf/ for more recent performance information.
Net Assets	$ 40,764,978
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 353,789
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$40,764,978
Number of Holdings	2
Net Advisory Fee	$353,789
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	61.1%
United States Treasury Bill	56.3%

Security Type	(% of Net Assets)
Money Market Funds	61.1%
U.S. Treasury Bills	56.3%
Futures Contracts	3.0%
Reverse Repurchase Agreements	-47.9%
Cash & Other	27.5%

Instrument / Security Type	(% of Total Exposure)
CME Ether Futures Contracts	50.4%
CME Bitcoin Futures Contracts	49.4%

Material Fund Change [Text Block]	Material Changes On July 15, 2025, the Fund’s name changed to CoinShares Bitcoin and Ether ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “BTF”.
Updated Prospectus Web Address	https://coinshares.com/us/etf/btf/
CoinShares Bitcoin Leverage ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Bitcoin Leverage ETF
Class Name	CoinShares Bitcoin Leverage ETF
Trading Symbol	BTFX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CoinShares Bitcoin Leverage ETF (the “Fund”) for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/btfx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/btfx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoinShares Bitcoin Leverage ETF	$288	1.85%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Fund saw positive performance with a 111.68% return based on NAV.
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Bitcoin Futures Index Excess Return (the “Index”). The Fund invests in CME futures contracts that should produce daily returns consistent with the Fund’s investment objective. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was primarily influenced by the total return of spot Bitcoin, which serves as the reference asset for the CME Bitcoin futures held by the Fund. Other factors which influenced performance included market conditions impacting both Bitcoin and Bitcoin futures, as well as the volatility of these assets. Additionally, the compounded effect of daily repositioning the Fund to maintain approximately 200% investment exposure played a significant role.
Other notable factors included the costs associated with rolling futures contracts as they near maturity, as well as fund fees, expenses, and transaction costs.
PERFORMANCE
Bitcoin total return was positive for the 12-month period ended September 30, 2025. Over the same period, the Index posted a total return of 65.02%.
Key factors affecting the Fund’s performance included the total return of the derivatives held by the Fund, the performance of the reference assets linked to those derivatives, financing rates paid or earned, the types of derivative contracts used, and their correlation to the Fund’s Index. Additionally, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors played a role in shaping performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2024)
CoinShares Bitcoin Leverage ETF NAV	111.68	66.92
S&P 500 TR	17.60	21.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 15, 2025
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/btfx/ for more recent performance information.
Net Assets	$ 15,101,735
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 304,900
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$15,101,735
Number of Holdings	1
Net Advisory Fee	$304,900
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	80.0%

Security Type	(% of Net Assets)
Money Market Funds	80.0%
Futures Contracts	3.4%
Cash & Other	16.6%

Instrument / Security Type	(% of Total Exposure)
CME Bitcoin Futures Contracts	76.3%

Material Fund Change [Text Block]
Material Changes
On July 15, 2025, the Fund’s name changed to CoinShares  Bitcoin Leverage ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “BTFX”.
On November 17, 2025, the Board of Trustees approved the liquidation of the Fund. The Fund will cease operations and distribute all remaining assets to shareholders on or around December 16, 2025. After this date, the Fund will no longer be offered, and all outstanding shares will be redeemed.

Updated Prospectus Web Address	https://coinshares.com/us/etf/btfx/
CoinShares Bitcoin Mining ETF
Shareholder Report [Line Items]
Fund Name	CoinShares Bitcoin Mining ETF
Class Name	CoinShares Bitcoin Mining ETF
Trading Symbol	WGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CoinShares Bitcoin Mining ETF (the “Fund”) for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://coinshares.com/us/etf/wgmi/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://coinshares.com/us/etf/wgmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoinShares Bitcoin Mining ETF	$125	0.75%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Fund saw positive performance with a 133.78% return based on NAV. The Fund offers exposure to publicly listed Bitcoin miners primarily based in North America.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12-month period ended September 30, 2025, the newly elected U.S. administration immediately promoted digital asset expansion, innovation, and adoption which enabled broader growth and development in more diversified products and services. The GENIUS Act passed in the summer of 2025 established the first regulatory framework for  stablecoins specifically defining requirements for reserves, audits, and reporting. The Act sought to extend regulatory clarity and legitimacy, as well as consumer protection and market stability, that would encourage institutional investment and participation.
Bitcoin miners capitalized on their established infrastructure and valuable connectivity to the power grid. The recent pivot by Bitcoin miners to host AI workloads over the past year has led to outperformance compared to Bitcoin.
Bitcoin mining companies have kept their focus on finding and developing sites near advantageous implementable sites. Revenues from Bitcoin mining remain strong, and hashrate, a performance metric measuring speed to verify a new block, has risen notably during the third quarter by 22%, and 33% year to date, surpassing the 1 zetahash per second threshold in September. This is a marked achievement in computational power, security, and industry confidence in the blockchain.
POSITIONING
Allocations remained focused on reported productivity, debt management, and capital expenditure strategy related to infrastructure, power sourcing, and external party hosting.

Top Contributors
↑	IREN, Ltd., Cipher Mining, Inc.

Top Detractors
↓	MARA Holdings, Inc., BitFuFu, Inc. - Class A
PERFORMANCE
Fund performance over the past fiscal year was mainly attributed to the growth and investment of AI power infrastructure sought by tech companies that require high energy requirements at data center facilities. Bitcoin miners already possess this connectivity to the energy grid as companies have expanded their footprint over the past five years at strategic locations across the United States and Canada.
The Stargate project was one of the first infrastructure plans announced by the newly sworn-in administration in January, with the venture including SoftBank, Oracle, and OpenAI. The investment goal was projected to be $500 billion by 2029, directed at specific infrastructure dedicated to AI development. Bitcoin miners were front-runners of this energy strategy for years, and investors realized the potential growth and valuation starting in the spring.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/07/2022)
CoinShares Bitcoin Mining ETF NAV	133.72	15.66
S&P 500 TR	17.60	13.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 15, 2025
Updated Performance Information Location [Text Block]	Visit https://coinshares.com/us/etf/wgmi/ for more recent performance information.
Net Assets	$ 259,897,253
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 1,324,905
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$259,897,253
Number of Holdings	22
Net Advisory Fee	$1,324,905
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
IREN, Ltd.	19.9%
Cipher Mining, Inc.	14.2%
Riot Platforms, Inc.	7.5%
Bitfarms, Ltd.	7.2%
Hive Digital Technologies, Ltd.	4.9%
Bitdeer Technologies Group	4.8%
Cleanspark, Inc.	4.8%
Hut 8 Corp.	4.8%
MARA Holdings, Inc.	4.7%
Core Scientific, Inc.	4.7%

Top Sectors	(% of Net Assets)
Information Technology	93.0%
Financials	2.1%
Consumer Discretionary	1.7%
Cash & Other	3.2%

Material Fund Change [Text Block]	Material Changes On July 15, 2025, the Fund’s name changed to CoinShares Bitcoin Mining ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “WGMI”.
Updated Prospectus Web Address	https://coinshares.com/us/etf/wgmi/